Other long term obligations (Tables)	12 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations
Other long term obligations are as follows:

	March 31, 2013	March 31, 2012
Liabilities related to equipment leases	$104	$3,169
Deferred lease inducements (note 18(b))	440	547
Asset retirement obligation (note 18(c))	477	434
Senior executive stock option plan (note 24(c))	925	1,322
Restricted share unit plan (note 24(e))	2,768	3,170
Directors' deferred stock unit plan (note 24(f))	3,106	2,284
	$7,820	$10,926
Less current portion of:
Restricted share unit plan (note 24(e))	(719)	(2,066)
Directors' deferred share unit plan (note 24(f))	(355)	—
	$6,746	$8,860

Schedule of changes in deferred lease inducements

	March 31, 2013	March 31, 2012
Balance, beginning of year	$547	$654
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$440	$547

Schedule of changes in asset retirement obligation
The following table presents a continuity of the liability for the asset retirement obligation:

	March 31, 2013	March 31, 2012
Balance, beginning of year	$434	$395
Accretion expense	43	39
Balance, end of year	$477	$434